Other Balance Sheets Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net:
Property and equipment, gross	$ 467,056	$ 205,594
Less: Accumulated depreciation	(217,503)	(137,198)
Property and equipment, net	249,553	68,396
Office building
Property and equipment, net:
Property and equipment, gross	196,223	0
Office building related facilities
Property and equipment, net:
Property and equipment, gross	3,298	0
Computers and equipment
Property and equipment, net:
Property and equipment, gross	228,599	188,476
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	13,064	7,331
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	8,139	2,554
Other
Property and equipment, net:
Property and equipment, gross	$ 17,733	$ 7,233